UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03877

Z-Seven Fund, Inc.
(Exact name of registrant as specified in charter)

1819 S. Dobson Road, Suite 207, Mesa, AZ 85202-5656
(Address of principal executive offices) — (Zip code)

Barry Ziskin, 1819 S. Dobson Road, Suite 207, Mesa, AZ 85202-5656
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 480-897-6214

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2005

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b-1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Investment Securities (a)	Shares	Value

Common Stocks:

Biotechnology - 7.2%
Techne Corp. (b)	18,400	$739,312

Building & Materials - 8.3%
Barratt Developments PLC	69,100	858,362

Computer Sales & Services - 5%
TIS, Inc.	13,300	520,278

Confection - 3.3%
Lindt & Sprungli AG	230	339,559

Electronic Components - 4.8%
The Roxboro Group PLC	70,084	491,422

Health & Fitness Products - 18.1%
Balchem Corporation	25,800	599,850
National Dentex Corporation (b)	12,150	239,355
Novartis AG	3,960	184,725
UCB	11,052	534,816
United Guardian, Inc.	40,400	303,000

		1,861,746

Information & Research Services - 7.8%
Factset Research, Inc.	21,000	693,210
Forrester Research (b)	7,600	107,008

		800,218

Investment Managers - 10.6%
Brewin Dolphin PLC	89,500	204,678
Rathbone Brothers PLC	58,000	889,292

		1,093,970

Manufacturing - Auto & Industrial - 7.9%
Stattec Security Corporation (b)	3,500	187,530
VT Holding A/S (Class B)	9,400	624,060

		811,590

Other - 2.2%
Abbeycrest PLC	10,000	9,733
Ballantyne of Omaha, Inc. (b)	50,505	219,697

		229,430

Total Common Stocks - 75.2%
(Cost $4,520,362)		$7,745,887

Total Investment in Securities - 75.2%
(Cost $4,520,362)		$7,745,887

Cash, Receivables and Other Assets less Liabilities - 24.8%	$2,562,425

Net Assets - 100%
(Equivalent to $5.50 per share based on 1,872,592
shares of capital stock outstanding)	$10,308,312

(a) Percentages based on net assets of $10,308.312
(b) Non-income producing investment

Common Stocks by Country
39.9%	United States	$3,088,962
31.7%	United Kingdom	2,453,487
8.0%	Denmark	624,060
6.9%	Belgium	534,816
6.8%	Switzerland	524,284
6.7%	Japan	520,278

100.0%		$7,745,887

Item 2. Controls and Procedures

        (a)    Based upon an evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

        (b)    There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

        The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certifications pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto as 99.302Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Z-Seven Fund, Inc.

By (Signature and Title) /s/  Barry Ziskin, President

Date May 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated and on the dates indicated.

By (Signature and Title) /s/  Barry Ziskin, President

Date May 16, 2005